Taxation (Details) - Schedule of income tax provision - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation (Details) - Schedule of income tax provision [Line Items]
Current income tax expenses	$ 2
Deferred income tax (benefits) expenses	660,653
Total income tax (benefits) expenses	$ 660,655	$ 552,355	$ (235,854)
Restated [Member]
Taxation (Details) - Schedule of income tax provision [Line Items]
Current income tax expenses		17,687
Deferred income tax (benefits) expenses		534,668	(235,854)
Total income tax (benefits) expenses		$ 552,355	$ (235,854)